INTANGIBLE ASSETS	6 Months Ended
Jun. 30, 2025
Intangible Assets [Abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS
The following table presents the change in the balance of intangible assets for the six-month period ended June 30, 2025 and the twelve-month period ended December 31, 2024:

(US$ MILLIONS)	June 30, 2025	December 31, 2024
Gross carrying amount
Balance at beginning of period	$7,650	$8,163
Additions	100	239
Dispositions (1)	(189)	(13)
Acquisitions through business combinations	—	11
Foreign currency translation	370	(750)
Balance at end of period	$7,931	$7,650
Accumulated amortization
Balance at beginning of period	$(1,684)	$(1,232)
Amortization and impairment expense	(291)	(614)
Dispositions (1)	104	12
Foreign currency translation	(80)	150
Balance at end of period	$(1,951)	$(1,684)
Net book value	$5,980	$5,966
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(1)Reflects the deconsolidation of the company’s healthcare services operation. See Note 14(i) for additional information.
Included within intangible assets are customer relationship intangible assets pertaining to continuing relationships with many of the company’s customers that contribute to the revenues and cash flows generated by the company’s respective operations. The company has recognized customer relationships from the acquisition of its dealer software and technology services operation in 2022. These customer relationships were valued at the date of acquisition using a multi-period excess earnings approach and have a carrying value of $2.6 billion as at June 30, 2025 (December 31, 2024: $2.7 billion) with a remaining useful life of 12 years.